20. Provisions for legal proceedings (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	$ 38,776	$ 49,663
Civil Related Contingent Liability [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	4,620	5,977
Civil Related Contingent Liability [member] | Transactions related to other civil matters contingent liability [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	$ 2,469	$ 2,744
Description of civil matters	Other civil matters	Other civil matters
Civil Related Contingent Liability [member] | Plaintiff Related To Civil Matters One [member] | Transactions Related To Civil Matters Contingent Liability One [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Contingent liabilities, current status	The claims involve lawsuits in different administrative and judicial stages.	The claims involve lawsuits in different administrative and judicial stages.
Description of civil matters	Administrative and legal proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields.	Administrative and legal proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields.
Civil Related Contingent Liability [member] | Plaintiff Related To Civil Matters Two [member] | Transactions related to civil matters contingent liability two [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Contingent liabilities, current status	The claims involve lawsuits in different administrative and judicial stages.	The claims involve lawsuits in different administrative and judicial stages.
Description of civil matters	Administrative and legal proceedings about fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation. It also includes fines imposed by other agencies.	Administrative and legal proceedings about fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation. It also includes fines imposed by other agencies.
Civil Related Contingent Liability [member] | Plaintiff related to civil matters three [member] | Transactions related to civil matters contingent liability three [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Contingent liabilities, current status	This list involves claims that are disputed in court and in arbitration proceedings, as follows: a) Tupi and Cernanbi: initially, the Company made judicial deposits for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, the payment of these alleged differences were made directly to ANP, and such judicial deposits were resumed in the 2nd Quarter of 2019. Arbitration remains suspended by court decision; b) Baúna and Piracicaba: the Court reassessed previous decision that disallowed judicial deposits, therefore the Company is currently depositing the controversial amounts. The arbitration is stayed. c) Tartaruga Verde and Mestiça: The Company has authorization to make the judicial deposits relating to these fields. The Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction on this claim and the arbitration is ongoing.	This list involves claims that are disputed in court and in arbitration proceedings, as follows: a) Tupi and Cernanbi: initially, the Company made judicial deposits for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, the payment of these alleged differences were made directly to ANP, and such judicial deposits were resumed in the 2nd Quarter of 2019. Arbitration remains suspended by court decision; b) Baúna and Piracicaba: the Court reassessed previous decision that disallowed judicial deposits, therefore the Company is currently depositing the controversial amounts. The arbitration is stayed. c) Tartaruga Verde and Mestiça: The Company has authorization to make the judicial deposits relating to these fields. The Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction on this claim and the arbitration is ongoing.
Description of civil matters	Proceedings challenging an ANP order requiring Petrobras to unite Tupi and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracicaba fields; to unite Tartaruga Verde and Mestiça fields; and to unite Baleia Anã, Baleia Azul, Baleia Franca, Cachalote, Caxaréu, Jubarte and Pirambu, in the Parque das Baleias complex, which would cause changes in the payment of special participation charges.	Proceedings challenging an ANP order requiring Petrobras to unite Tupi and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracicaba fields; to unite Tartaruga Verde and Mestiça fields; and to unite Baleia Anã, Baleia Azul, Baleia Franca, Cachalote, Caxaréu, Jubarte and Pirambu, in the Parque das Baleias complex, which would cause changes in the payment of special participation charges.
Civil Related Contingent Liability [member] | Plaintiff Related To Civil Matters Four Member [Member] | Transactions related to civil matters contingent liability four [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Contingent liabilities, current status	The lawsuit brought by EIG and its affiliates alleges that the Company has committed fraud by inducing the claimants to invest in "Sete" through communications that would have omitted an alleged corruption scheme involving Petrobras and "Sete". During the year 2020, the case continued at the stage of producing evidence in the lower court. The next procedural phases are expected to be scheduled, including the final merit hearing. Decrease in value mainly due to the closure in 2020 of several arbitrations in Brazil relating to the Sete Brasil matter.	The lawsuit brought by EIG and its affiliates alleges that the Company has committed fraud by inducing the claimants to invest in "Sete" through communications that would have omitted an alleged corruption scheme involving Petrobras and "Sete". During the year 2020, the case continued at the stage of producing evidence in the lower court. The next procedural phases are expected to be scheduled, including the final merit hearing. Decrease in value mainly due to the closure in 2020 of several arbitrations in Brazil relating to the Sete Brasil matter.
Description of civil matters	Lawsuit in the USA regarding Sete Brasil.	Lawsuit in the USA regarding Sete Brasil.
Civil Related Contingent Liability [member] | Current Status [member] | Plaintiff Related To Civil Matters One [member] | Transactions Related To Civil Matters Contingent Liability One [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	$ 927	$ 892
Civil Related Contingent Liability [member] | Current Status [member] | Plaintiff Related To Civil Matters Two [member] | Transactions related to civil matters contingent liability two [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	392	627
Civil Related Contingent Liability [member] | Current Status [member] | Plaintiff related to civil matters three [member] | Transactions related to civil matters contingent liability three [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	471	391
Civil Related Contingent Liability [member] | Current Status [member] | Plaintiff Related To Civil Matters Four Member [Member] | Transactions related to civil matters contingent liability four [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	53	1,024
Civil Related Contingent Liability [member] | Current Status [member] | Plaintiff Related To Civil Matters Five Member [Member] | Transactions related to civil matters contingent liability five [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	$ 308	$ 299
Contingent liabilities, current status	The lawsuit is at the Bahia Court of Justice awaiting judgment of an appeal filed by the company.	The lawsuit is at the Bahia Court of Justice awaiting judgment of an appeal filed by the company.
Description of civil matters	Public Civil Action (ACP) to discuss the alleged illegality of the gas supply made by the company to its Nitrogenated Fertilizer Production Unit (FAFEN / BA).	Public Civil Action (ACP) to discuss the alleged illegality of the gas supply made by the company to its Nitrogenated Fertilizer Production Unit (FAFEN / BA).
Labor Related Contingent Liability [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	$ 8,179	$ 9,734
Labor Related Contingent Liability [member] | Transactions Related To Other Labour Matters Contingent Liability [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	$ 1,500	$ 2,002
Description of labor matters	Other labor matters	Other labor matters
Labor Related Contingent Liability [member] | Plaintiff Related To Labour Matters One [member] | Transactions Related To Labour Matters Contingent Liability One [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Contingent liabilities, current status	The Superior Labor Court (Tribunal Superior do Trabalho - TST) denied the special appeal filed by the Company. Petrobras filed a appeal, which is currently pending judgment by the Federal Supreme Court. On July 26, 2018, the president minister of the Federal Supreme Court (Supremo Tribunal Federal - STF) granted Petrobras' request to prevent the effects of the judgment of the TST, determining the suspension of individual and class actions on this subject, pending the deliberation on this matter in the Supreme Court or further deliberation of the rapporteur minister assigned to this case. On August 13, 2018, the selected Rapporteur confirmed the decision of the president minister and extended its effects to the ongoing actions on the matter, suspending all cases relating to this subject.	The Superior Labor Court (Tribunal Superior do Trabalho - TST) denied the special appeal filed by the Company. Petrobras filed a appeal, which is currently pending judgment by the Federal Supreme Court. On July 26, 2018, the president minister of the Federal Supreme Court (Supremo Tribunal Federal - STF) granted Petrobras' request to prevent the effects of the judgment of the TST, determining the suspension of individual and class actions on this subject, pending the deliberation on this matter in the Supreme Court or further deliberation of the rapporteur minister assigned to this case. On August 13, 2018, the selected Rapporteur confirmed the decision of the president minister and extended its effects to the ongoing actions on the matter, suspending all cases relating to this subject.
Description of labor matters	Actions requiring a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.	Actions requiring a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.
Labor Related Contingent Liability [member] | Current Status [member] | Plaintiff Related To Labour Matters One [member] | Transactions Related To Labour Matters Contingent Liability One [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	$ 6,679	$ 7,732
Civil Related Environmental Contingent Liability [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	1,465	1,576
Civil Related Environmental Contingent Liability [member] | Transactions related to other environmental matters contingent liability [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	$ 1,040	$ 1,106
Description of environmental matters	Other environmental matters	Other environmental matters
Civil Related Environmental Contingent Liability [member] | Plaintiff related to environmental matters one [member] | Transactions related to environmental matters contingent liability one [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Contingent liabilities, current status	The court partially ruled in favor of the plaintiff. However, both parties (the plaintiff and the Company) filed an appeal. The appeals were parttially granted.	The court partially ruled in favor of the plaintiff. However, both parties (the plaintiff and the Company) filed an appeal. The appeals were parttially granted.
Description of environmental matters	Legal proceeding related to specific performance obligations, indemnification and compensation for damages related to an environmental accident that occurred in the State of Paraná on July 16, 2000.	Legal proceeding related to specific performance obligations, indemnification and compensation for damages related to an environmental accident that occurred in the State of Paraná on July 16, 2000.
Civil Related Environmental Contingent Liability [member] | Current Status [member] | Plaintiff related to environmental matters one [member] | Transactions related to environmental matters contingent liability one [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	$ 425	$ 470
Tax [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	$ 24,511	$ 32,376
Tax [member] | Transactions Related To Other Tax Contingent Liability [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	Other tax matters	Other tax matters
Estimate	$ 2,079	$ 2,495
Tax [member] | Plaintiff Related To Tax One [member] | Transactions Related To Tax Contingent Liability Four [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	Incidence of social security contributions over contingent bonuses paid to employees.	Incidence of social security contributions over contingent bonuses paid to employees.
Contingent liabilities, current status	Awaiting defense judgment and appeals at the administrative and judicial levels.	Awaiting defense judgment and appeals at the administrative and judicial levels.
Tax [member] | Plaintiff Related To Tax One [member] | Transactions Related To Tax Contingent Liability Three [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority.	Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority.
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages. The company obtained a final decision at CARF, canceling part of the debts.	This claim involves lawsuits in different administrative and judicial stages. The company obtained a final decision at CARF, canceling part of the debts.
Tax [member] | Plaintiff Related To Tax One [member] | Transactions Related To Tax Contingent Liability Two [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	Income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).	Income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company. In 2019, the company received a new infraction notice.	This claim involves lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company. In 2019, the company received a new infraction notice.
Tax [member] | Plaintiff Related To Tax One [member] | Transactions Related To Tax Contingent Liability One [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters.	Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters.
Contingent liabilities, current status	The claim about the incidence of withholding income tax (Imposto de Renda Retido na Fonte- IRRF) on remittances for payments of vessel charters, occurred from 1999 to 2002, involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company, and will continue to defend its opinion.	The claim about the incidence of withholding income tax (Imposto de Renda Retido na Fonte- IRRF) on remittances for payments of vessel charters, occurred from 1999 to 2002, involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company, and will continue to defend its opinion.
Tax [member] | Plaintiff Related To Tax One [member] | Transactions Related To Tax Contingent Liability Five [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax.	Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax.
Contingent liabilities, current status	This claim involves lawsuits in different judicial stages.	This claim involves lawsuits in different judicial stages.
Tax [member] | Plaintiff Related To Tax One [member] | Transactions Related To Tax Contingent Liability Six [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	Deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of several expenses related to employee benefits.	Deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of several expenses related to employee benefits.
Contingent liabilities, current status	The claim involves lawsuits in different administrative and judicial stages.	The claim involves lawsuits in different administrative and judicial stages.
Tax [member] | Plaintiff Related To Tax Two [member] | Transactions Related To Tax Contingent Liability Seven [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	Alleged failure to withhold and pay tax on services provided offshore (ISSQN) in favor of some municipalities in the State of Espírito Santo, under the allegation that the service was performed in their "respective coastal waters".	Alleged failure to withhold and pay tax on services provided offshore (ISSQN) in favor of some municipalities in the State of Espírito Santo, under the allegation that the service was performed in their "respective coastal waters".
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages
Tax [member] | Plaintiff Related To Tax Four [member] | Transactions Related To Tax Contingent Liability Nine [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.	VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages.
Tax [member] | Plaintiff Related To Tax Five [member] | Transactions Related To Tax Contingent Liability Ten [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company and its customers.	Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company and its customers.
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages. New assessments were added in 2019.	This claim involves lawsuits in different administrative and judicial stages. New assessments were added in 2019.
Tax [member] | Plaintiff Related To Tax Six [member] | Transactions Related To Tax Contingent Liability Eleven [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	The plaintiff alegges that the transfers without segregating VAT (ICMS), under the special regime, reduced the total credits of the central department.	The plaintiff alegges that the transfers without segregating VAT (ICMS), under the special regime, reduced the total credits of the central department.
Contingent liabilities, current status	The Company presented administrative defense from the notices issued, pending court assessment.	The Company presented administrative defense from the notices issued, pending court assessment.
Tax [member] | Plaintiff Related To Tax Seven [member] | Transactions Related To Tax Contingent Liability Twelve [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	Collection of VAT (ICMS) related to natural gas imports from Bolivia, alleging that these states were the final destination (consumers) of the imported gas.	Collection of VAT (ICMS) related to natural gas imports from Bolivia, alleging that these states were the final destination (consumers) of the imported gas.
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages, as well as three civil lawsuits in the Federal Supreme Court.	This claim involves lawsuits in different administrative and judicial stages, as well as three civil lawsuits in the Federal Supreme Court.
Tax [member] | Plaintiff Related To Tax Eight [member] | Transactions Related To Tax Contingent Liability Thirteen [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	Additional VAT (ICMS) due to differences in rates on jet fuel sales to airlines in the domestic market, among other questions relating to the use of tax benefits.	Additional VAT (ICMS) due to differences in rates on jet fuel sales to airlines in the domestic market, among other questions relating to the use of tax benefits.
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages.
Tax [member] | Plaintiff Related To Tax Nine [member] | Transactions Related To Tax Contingent Liability Fourteen [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	Appropriation of ICMS credit on the acquisition of goods (products in general) that, in the understanding of the inspection, would fit into the concept of material for use and consumption, being the tax credit undue.	Appropriation of ICMS credit on the acquisition of goods (products in general) that, in the understanding of the inspection, would fit into the concept of material for use and consumption, being the tax credit undue.
Contingent liabilities, current status	The issue involves several administrative and judicial proceedings. There were new infraction notices in 2019, partially offset by the inclusion of ICMS debts in state amnesty programs.	The issue involves several administrative and judicial proceedings. There were new infraction notices in 2019, partially offset by the inclusion of ICMS debts in state amnesty programs.
Tax [member] | Plaintiff Related To Tax Ten [member] | Transactions Related To Tax Contingent Liability Fifteen [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.	Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial levels. Exposure reduction due to the inclusion of VAT (ICMS) debts in state amnesty programs.	This claim involves lawsuits in different administrative and judicial levels. Exposure reduction due to the inclusion of VAT (ICMS) debts in state amnesty programs.
Tax [member] | Plaintiff Related To Tax Eleven [member] | Transactions Related To Tax Contingent Liability Sixteen [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.	Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages. In 2019, the company obtained final favorable decisions, contributing to the partial reduction of the exposure.	This claim involves lawsuits in different administrative and judicial stages. In 2019, the company obtained final favorable decisions, contributing to the partial reduction of the exposure.
Tax [member] | Plaintiff Related To Tax Twelve [member] | Transactions Related To Tax Contingent Liability Seventeen [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.	Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.
Contingent liabilities, current status	This claim involves lawsuits in different judicial stages. Exposure reduction due to the inclusion of ICMS debts in state amnesty programs.	This claim involves lawsuits in different judicial stages. Exposure reduction due to the inclusion of ICMS debts in state amnesty programs.
Tax [member] | Plaintiff Related To Tax Thirteen [member] | Transactions Related To Tax Contingent Liability Eighteen [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	Misappropriation of VAT tax credit (ICMS) on the acquisitions of drills and chemicals used in the formulation of drilling fluid, per the tax authorities.	Misappropriation of VAT tax credit (ICMS) on the acquisitions of drills and chemicals used in the formulation of drilling fluid, per the tax authorities.
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages. In 2019, the company obtained final favorable decisions, contributing to the partial reduction of the exposure.	This claim involves lawsuits in different administrative and judicial stages. In 2019, the company obtained final favorable decisions, contributing to the partial reduction of the exposure.
Tax [member] | Plaintiff Related To Tax Fourteen [member] | Transactions Related To Tax Contingent Liability Nineteen [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Description of tax matters	Alleged incorrect application of VAT (ICMS) tax base with respect to interstate sales of natural gas transport through city-gates in the State of Pernambuco destined to the distributors in that State. The Finance Department of the State of Pernambuco understands that activity as being an industrial activity which could not be characterized as an interstate sale transaction (considering that the Company has facilities located in Pernambuco), consequently charging the difference on the tax levied on the sale and transfer transactions.	Alleged incorrect application of VAT (ICMS) tax base with respect to interstate sales of natural gas transport through city-gates in the State of Pernambuco destined to the distributors in that State. The Finance Department of the State of Pernambuco understands that activity as being an industrial activity which could not be characterized as an interstate sale transaction (considering that the Company has facilities located in Pernambuco), consequently charging the difference on the tax levied on the sale and transfer transactions.
Contingent liabilities, current status	This claim involves lawsuits in different judicial stages. Exposure reduction due to the inclusion of ICMS debts in state amnesty programs.	This claim involves lawsuits in different judicial stages. Exposure reduction due to the inclusion of ICMS debts in state amnesty programs.
Tax [member] | Current Status [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	$ 24,511	$ 32,376
Tax [member] | Current Status [member] | Plaintiff Related To Tax One [member] | Transactions Related To Tax Contingent Liability Four [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	812	992
Tax [member] | Current Status [member] | Plaintiff Related To Tax One [member] | Transactions Related To Tax Contingent Liability Three [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	781	1,019
Tax [member] | Current Status [member] | Plaintiff Related To Tax One [member] | Transactions Related To Tax Contingent Liability Two [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	4,106	5,224
Tax [member] | Current Status [member] | Plaintiff Related To Tax One [member] | Transactions Related To Tax Contingent Liability Five [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	454	579
Tax [member] | Current Status [member] | Plaintiff Related To Tax One [member] | Transactions Related To Tax Contingent Liability Six [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	468	536
Tax [member] | Current Status [member] | Plaintiff Related To Tax Two [member] | Transactions Related To Tax Contingent Liability Seven [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	1,056	1,250
Tax [member] | Current Status [member] | Plaintiff Related To Tax Four [member] | Transactions Related To Tax Contingent Liability Nine [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	788	1,098
Tax [member] | Current Status [member] | Plaintiff Related To Tax Five [member] | Transactions Related To Tax Contingent Liability Ten [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	818	1,058
Tax [member] | Current Status [member] | Plaintiff Related To Tax Six [member] | Transactions Related To Tax Contingent Liability Eleven [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	812	989
Tax [member] | Current Status [member] | Plaintiff Related To Tax Seven [member] | Transactions Related To Tax Contingent Liability Twelve [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate		640
Tax [member] | Current Status [member] | Plaintiff Related To Tax Eight [member] | Transactions Related To Tax Contingent Liability Thirteen [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	21	634
Tax [member] | Current Status [member] | Plaintiff Related To Tax Nine [member] | Transactions Related To Tax Contingent Liability Fourteen [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	517	602
Tax [member] | Current Status [member] | Plaintiff Related To Tax Ten [member] | Transactions Related To Tax Contingent Liability Fifteen [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	392	571
Tax [member] | Current Status [member] | Plaintiff Related To Tax Eleven [member] | Transactions Related To Tax Contingent Liability Sixteen [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	416	565
Tax [member] | Current Status [member] | Plaintiff Related To Tax Twelve [member] | Transactions Related To Tax Contingent Liability Seventeen [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	331	562
Tax [member] | Current Status [member] | Plaintiff Related To Tax Thirteen [member] | Transactions Related To Tax Contingent Liability Eighteen [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	418	511
Tax [member] | Current Status [member] | Plaintiff Related To Tax Fourteen [member] | Transactions Related To Tax Contingent Liability Nineteen [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	326	228
Tax [member] | Current Status [member] | Plaintiff Related To Tax Three [member] | Transactions Related To Tax Contingent Liability Eight [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	384	1,191
Tax [member] | Other claims [member] | Plaintiff Related To Tax One [member] | Transactions Related To Tax Contingent Liability One [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Estimate	$ 9,532	$ 11,632